Limited Liability Companies (Details) - Limited Liability Companies - Surgical Services $ in Millions	Dec. 31, 2017 USD ($) item
Limited Liability Companies
Total assets of LLCs | $	$ 0.9
Number of active LLCs in which the entity holds an interest | item	4